Quarterly Report
December 31, 2020
MFS®  South Carolina
Municipal Bond Fund
MSC-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.9%
Airport Revenue – 3.7%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$633,250
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	938,047
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	561,582
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,543,312
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,834,365
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	2,000,000	2,046,020
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	236,126
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	160,179
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,256,975
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	101,142
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,339
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	84,515
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	134,290
		$10,541,142
General Obligations - General Purpose – 5.6%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025 (Prerefunded 3/01/2022)	$910,000	$960,387
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	475,000	463,771
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2023	1,210,000	1,305,844
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2024	1,030,000	1,149,779
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2025	800,000	921,768
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2028	1,335,000	1,656,254
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2030	620,000	797,128
Charleston County, SC, General Obligation, “C”, 5%, 11/01/2026	2,055,000	2,518,074
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	105,000	115,236
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	70,000	75,333
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	358,969
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	95,000	106,514
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	105,000	119,081
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	405,000	433,237
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	2,435,000	1,667,975
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	47,103
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	65,148
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	145,274
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	809,129
North Charleston, SC, General Obligation, 5%, 12/01/2024	675,000	799,558
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	110,719
State of Illinois, 5.5%, 5/01/2039	190,000	229,908
State of Illinois, 5.75%, 5/01/2045	175,000	212,564
State of Illinois, “A”, 4%, 12/01/2033	45,000	48,328
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	680,000	847,545
		$15,964,626
General Obligations - Schools – 11.3%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$333,094
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,534,708
Aiken County, SC, Consolidated School District Special Obligation, “A”, SCSDE, 4%, 4/01/2036	2,000,000	2,439,340
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,536,013
Charleston County, SC, School District General Obligation (Sales Tax Projects - Phase IV), “B”, SCSDE, 5%, 5/12/2021	3,000,000	3,051,900
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,054,000
Darlington County, SC, General Obligation School District, 5%, 3/01/2026	4,025,000	4,997,520
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,538,460
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,136,492
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025 (Prerefunded 9/01/2021)	2,000,000	2,063,940
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029 (Prerefunded 9/01/2021)	3,000,000	3,095,910
Richland County, SC, School District No. 2, General Obligation Refunding, SCSDE, 5%, 3/01/2023	2,825,000	3,115,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	$2,000,000	$2,529,980
Spartanburg County, SC, School District No. 7, General Obligation, “D”, SCSDE, 5%, 3/01/2042	3,000,000	3,841,350
		$32,268,484
Healthcare Revenue - Hospitals – 12.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$284,496
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	15,000	17,083
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	20,000	24,506
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	12,135
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	136,664
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	32,009
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,724,355
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,044,458
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031 (Prerefunded 7/01/2021)	155,000	159,478
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041 (Prerefunded 7/01/2021)	180,000	185,310
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,115,000	1,383,224
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,169,420
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,165,060
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,182,110
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,179,520
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	518,095
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), “A”, 5%, 8/01/2059	110,000	170,592
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,545,660
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,745,385
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,250,000	1,339,150
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,331,860
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	565,480
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,254,700
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,128,670
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, AGM, 6.5%, 8/01/2039 (Prerefunded 8/01/2021)	2,000,000	2,071,780
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,434,200
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	31,777
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037	1,970,000	2,061,566
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,705,029
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2034	1,000,000	1,301,900
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	537,012
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	654,099
		$36,096,783
Healthcare Revenue - Long Term Care – 1.8%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,383,637
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	750,113
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	250,280
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	751,560
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,047,630
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,070,490
		$5,253,710

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.5%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$100,832
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	410,000	412,706
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	285,000	318,715
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	395,000	450,636
		$1,282,889
Industrial Revenue - Paper – 0.4%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,077,860
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	113,098
		$1,190,958
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$45,144
Port Revenue – 4.7%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$2,117,461
South Carolina Port Authority Rev., 5%, 7/01/2028	300,000	351,669
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	525,321
South Carolina Port Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	602,715
South Carolina Port Authority Rev., 5%, 7/01/2036	3,000,000	3,713,820
South Carolina Port Authority Rev., 4%, 7/01/2055	2,000,000	2,209,540
South Carolina Ports Authority Rev. (tax-exempt), “B”, 5%, 7/01/2044	3,000,000	3,718,230
		$13,238,756
Sales & Excise Tax Revenue – 2.5%
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	$95,000	$112,897
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	185,000	225,038
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	229,466
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	35,000	44,247
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	85,000	109,243
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	80,000	100,321
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	105,000	131,709
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	45,170
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	50,676
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	56,409
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	53,783
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,318,000	2,583,179
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	450,000	487,638
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	176,519
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,339
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	78,060
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,603
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	70,338
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	11,890
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	564,035
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	497,641
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,595,834
		$7,235,035
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$265,445
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	220,000	235,039
		$500,484

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 4.7%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C1”, 4%, 11/15/2047	$790,000	$855,294
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	1,085,000	1,212,813
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,040,000	1,144,187
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4%, 7/01/2050	2,940,000	3,358,891
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	3,000,000	3,332,250
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	685,000	747,020
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	685,000	742,896
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,040,000	1,160,734
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	660,000	746,803
		$13,300,888
State & Local Agencies – 11.8%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	$1,000,000	$1,043,780
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,044,060
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,090,175
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	69,391
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	56,482
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	31,282
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.901% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,212,601
Dillon County, SC, School Facilities Corp., 5%, 12/01/2028	590,000	734,296
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	2,021,305
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	2,107,568
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2030	1,035,000	1,305,570
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2031	500,000	625,755
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2032	500,000	620,460
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,634,680
Laurens County, SC, School District No. 55, 5%, 12/01/2021	515,000	537,016
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	240,000	317,148
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	568,555
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	41,475
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	230,000	275,414
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2039	490,000	597,089
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2044	815,000	979,752
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2049	1,480,000	1,572,160
New York Urban Development Corp., State Personal Income Tax Rev., “E”, 3%, 3/15/2047	1,590,000	1,693,398
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,242,420
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,350,889
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,337,080
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,195,780
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,417,509
		$33,723,090
Tax - Other – 3.6%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$1,035,899
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,036,716
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	208,552
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	109,806
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	323,566
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,599,608
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,207,090
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,378,280
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	409,730
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	476,854
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	54,884

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	$1,245,000	$1,378,389
		$10,219,374
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$1,074,530
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	21,627
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	20,000	22,171
		$1,118,328
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$150,000	$197,792
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	280,000	318,777
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	585,000	661,805
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	3,020,000	459,765
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	850,000	870,153
		$2,508,292
Toll Roads – 0.5%
Triborough NY, Bridge and Tunnel Authority, (MTA Bridges and Tunnels), “C”, 3%, 11/15/2045	$640,000	$681,018
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	275,000	293,067
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	560,300
		$1,534,385
Transportation - Special Tax – 8.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$768,031
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,234
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,340,000	1,462,784
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	511,526
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,260,563
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	98,957
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	435,000	464,354
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	374,245
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	820,000	828,602
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	600,000	628,716
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	285,000	318,721
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	150,000	182,613
New Jersey Transportation Trust Fund Authority, “AA”, 3%, 6/15/2050	75,000	74,999
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	360,000	399,413
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	126,827
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	417,239
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	130,000	135,899
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	125,000	152,175
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	125,000	148,086
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,483,391
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2037	1,500,000	1,842,345
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,497,940
South Carolina Transportation Infrastructure Bank Refunding Rev., “B”, 0.554%, 10/01/2031 (Put Date 10/01/2022)	4,975,000	4,968,333
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2030	2,000,000	2,580,700
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,442,300
		$24,188,993
Universities - Colleges – 3.5%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$1,269,721
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	204,326
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2027	420,000	509,292
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2028	495,000	612,384
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2029	400,000	503,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	$75,000	$73,989
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	122,705
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	50,968
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	63,000
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	435,228
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	812,490
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,806,026
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,389,680
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,350
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	170,490
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	335,911
University of South Carolina, Higher Education Facilities Refunding Rev., “A”, 5%, 5/01/2040	575,000	694,485
		$10,084,241
Universities - Dormitories – 0.1%
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2056	$125,000	$139,492
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$535,000	$548,375
Utilities - Municipal Owned – 4.5%
Camden, SC, Combined Public Utility System and Improvement Rev., AGM, 4%, 3/01/2030	$2,500,000	$3,166,200
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	163,557
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	190,500
Piedmont, SC, Municipal Power Agency, 6.25%, 1/01/2021	2,700,000	2,700,000
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,019,340
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	525,000	423,937
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	80,000	64,600
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	40,000	32,400
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	20,000	16,200
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	190,000	153,900
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	20,000	15,900
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	205,000	165,538
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	266,475
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	115,000	92,575
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	100,000	80,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	72,675
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	15,000	12,113
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	218,025
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	115,000	122,966
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	245,000	261,533
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	25,000	26,740
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	15,000	12,169
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	40,000	32,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	120,000	95,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	113,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	45,000	36,450
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	145,000	117,450
Rock Hill, SC, Combined Utility System Rev., “A”, 4%, 1/01/2049	650,000	738,536
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,155,020
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2032	1,000,000	1,350,900
		$12,917,649

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 0.9%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042 (Prerefunded 9/01/2022)	$790,000	$845,402
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	165,970
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	278,672
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	312,739
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	699,977
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	331,119
		$2,633,879
Water & Sewer Utility Revenue – 11.9%
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	$755,000	$952,674
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,315,340
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	582,053
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2036 (Prerefunded 2/01/2021)	3,000,000	3,010,620
Columbia, SC, Waterworks & Sewer System Rev., “A”, 4%, 2/01/2044	3,990,000	4,692,081
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	104,763
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	468,728
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	372,009
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	604,070
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	596,285
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., “A”, 4%, 6/01/2040	1,235,000	1,475,714
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., “A”, 4%, 6/01/2043	1,260,000	1,492,533
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,339,740
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	56,905
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	67,910
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	34,099
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	79,280
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,238,460
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,235,530
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,899,568
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033 (Prerefunded 3/01/2023)	1,000,000	1,103,880
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,340,040
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	4,000,000	4,937,080
		$33,999,362
Total Municipal Bonds		$270,534,359
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$800,000	$230,417
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.1% (v)	9,837,517	$9,837,517

Other Assets, Less Liabilities – 1.5%		4,317,592
Net Assets – 100.0%		$284,919,885
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,837,517 and $270,764,776, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,853,281, representing 1.0% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$270,534,359	$—	$270,534,359
U.S. Corporate Bonds	—	230,417	—	230,417
Mutual Funds	9,837,517	—	—	9,837,517
Total	$9,837,517	$270,764,776	$—	$280,602,293
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,914,196	$72,988,761	$68,064,387	$(1,908)	$855	$9,837,517
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,503	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
South Carolina	73.7%
Puerto Rico	6.7%
Unknown State	3.5%
New York	2.7%
Illinois	2.0%
New Jersey	1.7%
Pennsylvania	1.5%
Tennessee	1.5%
Texas	0.8%
Maryland	0.8%
Guam	0.7%
Alabama	0.6%
Ohio	0.6%
Georgia	0.6%
California	0.5%
Virginia	0.3%
Nebraska	0.3%
Connecticut	0.3%
Michigan	0.2%
Louisiana	0.1%
Florida	0.1%
Colorado	0.1%
District of Columbia	0.1%
New Hampshire	0.1%
Virginia	0.1%
Indiana (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.